Summary of Significant Accounting Policies - Annual Depreciation Rates (Details)	Dec. 31, 2024
Motor vehicles
Property, Plant and Equipment
Property plant and equipment salvage value percentage	20.00%
Computer equipment
Property, Plant and Equipment
Property plant and equipment salvage value percentage	33.33%
Furniture & office equipment
Property, Plant and Equipment
Property plant and equipment salvage value percentage	20.00%
Fixtures & Fittings
Property, Plant and Equipment
Property plant and equipment salvage value percentage	20.00%